As filed with the Securities and Exchange Commission on April 29, 2016

Registration No. 2-99584

Registration No. 811-04379

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 50	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 53	☒

PLAN INVESTMENT FUND, INC.

(Exact Name of Registrant as Specified in Charter)

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (630) 472-7700

SUSAN A. PICKAR

President and Chief Executive Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

JOSEPH M. MANNON

Vedder Price P.C.

222 North LaSalle Street, Suite 2600

Chicago, Illinois 60601

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Participation Certificates

Plan Investment Fund, Inc.

Government/REPO Portfolio

Money Market Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated April 30, 2016

to the April 30, 2016 Prospectus and Statement of Additional Information

The following information supplements information in the Government/REPO Portfolio Prospectus and Statement of Additional Information.

Name Change

Effective June 29, 2016, the Government/REPO Portfolio’s name will change to the Government Portfolio.

Investment Objective — Page 3 and Investment Objectives and Strategies — Principal Investment Strategies — Page 4 of the Prospectus

Until June 29, 2016, the Portfolio’s investment objective includes seeking an annual return at least equal to the yield on overnight repurchase agreements collateralized by U.S. Treasury obligations.  Thereafter, the investment objective is amended to remove this sentence in its entirety.

Notwithstanding the 99.5% test set forth in the Principal Investment Strategies, until June 29, 2016, the following investment limitation will apply: At least 80% of the Government/REPO Portfolio’s net assets will be invested at all times in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies, and repurchase agreements relating to such obligations. Thereafter, the 99.5% test will apply.

Principal Investment Strategies — Page 3 and Investment Objectives and Strategies — Principal Investment Strategies — Page 4 of the Prospectus

Notwithstanding the dollar-weighted average maturity set forth in the Prospectus, until June 29, 2016, the dollar-weighted average maturity of investments in the Portfolio will not exceed seven days.  Thereafter, this sentence is deleted in its entirety.

Net Asset Value — Page B-9 of the Statement of Additional Information

Notwithstanding the dollar-weighted average maturity set forth in the Statement of Additional Information, until June 29, 2016, the dollar-weighted average maturity of the investments of the Government/REPO Portfolio shall not exceed seven days.  Thereafter, this sentence is deleted in its entirety.

The following information supplements information in the Money Market Portfolio Prospectus and Statement of Additional Information.

Investment Objective — Page 7 and Investment Objectives and Strategies — Page 8

Until June 29, 2016, the Portfolio’s investment objective includes seeking an annual return at least equal to the 91-day U.S. Treasury bond equivalent yield.  Thereafter, the investment objective is amended to remove this sentence in its entirety.

Net Asset Value — Page B-9 of the Statement of Additional Information

Notwithstanding the remaining maturity limitation set forth in the Statement of Additional Information, until June 29, 2016, the Money Market Portfolio may not purchase any instrument with a remaining maturity of more than one year.  Thereafter, this sentence is deleted in its entirety.

PLAN INVESTMENT FUND, INC.

PROSPECTUS

April 30, 2016

Plan Investment Fund, Inc. (the “Fund”) is an open-end management investment company organized as a Maryland Corporation. The Fund is open to members and licensees of the Blue Cross Blue Shield Association and certain related organizations. The Fund offers Participation Certificates in several separate investment portfolios (each a “Portfolio”), including the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, neither of which is a money market fund. This prospectus relates to the following Portfolios of the Fund, which are each a money market fund.

•            Government/REPO Portfolio (PIFXX) — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

•            Money Market Portfolio (PIMXX) — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations and bank and commercial obligations.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

GOVERNMENT/REPO PORTFOLIO	3
Investment Objective	3
Fees and Expenses	3
Principal Investment Strategies	4
Principal Risks	4
Performance Information	5
Investment Advisor	5
Purchase and Sale of Participation Certificates	6
Tax Information	6
MONEY MARKET PORTFOLIO	7
Investment Objective	7
Fees and Expenses	7
Principal Investment Strategies	8
Principal Risks	8
Performance Information	9
Investment Advisor	9
Purchase and Sale of Participation Certificates	10
Tax Information	10
INVESTMENT OBJECTIVES AND STRATEGIES	11
PRINCIPAL RISK FACTORS	14
MANAGEMENT OF THE PORTFOLIOS	16
SHAREHOLDER INFORMATION	18
Participation Certificates	18
Pricing of Participation Certificates	18
Purchase of Participation Certificates	18
Redemption of Participation Certificates	19
Payment in Kind	20
Additional Purchase and Redemption Information	20
Dividends and Distributions	20
Anti-Money Laundering Requirements	20
Distributor	21
FEDERAL INCOME TAXES	22
FINANCIAL HIGHLIGHTS	23
WHERE TO FIND MORE INFORMATION	28

ii

GOVERNMENT/REPO PORTFOLIO

Investment Objective

The Government/REPO Portfolio is a money market fund, which seeks a high level of current income and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Government/REPO Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees	0.20%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.34%
Fee Waivers and Expense Reimbursements(1)	(0.24)%
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements(2)	0.10%

(1)               BlackRock Advisors, LLC (the “Investment Advisor”) has contractually agreed to waive its fees such that the Portfolio’s ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets.  In addition, the Investment Advisor and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Portfolio’s ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2017, without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2017, but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.

(2)               The Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursement in this fee table does not correlate to the expense ratio in the Portfolio’s financial highlights because the Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursement have been restated to reflect expenses expected to be incurred for the Portfolio for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Government/REPO Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Government/REPO Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Government/REPO Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$85	$167	$408

Principal Investment Strategies

The Government/REPO Portfolio invests in U.S. Government obligations and repurchase agreements relating to such obligations, which provide for repayment within one year after purchase, including, without limitation, U.S. Treasury bills, notes, bonds, and securities issued by federal government agencies and instrumentalities. The investments in the Government/REPO Portfolio are short-term. The Portfolio’s investments will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

At least 99.5% of the Government/REPO Portfolio’s total assets will be invested at all times in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Portfolio will invest in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity and diversification of investments.

Principal Risks

Interest Rate Risk. Interest rate increases can cause the price of a money market security to decrease.

Credit Risk. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the Government/REPO Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency. Although the Government/REPO Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in the Portfolio.

Performance Information

The following bar chart and table show the annual return and long-term performance of the Government/REPO Portfolio, and indicate the return volatility associated with an investment in this Portfolio. The bar chart shows how the performance of this Portfolio has varied from year to year for the last ten years. The table shows this Portfolio’s average annual return for one, five and ten years. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Government/REPO Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com or by calling 800-621-9215.

Government/REPO Portfolio

Annual Total Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Government/REPO Portfolio was 1.33% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.002% (for the quarter ended June 30, 2015).

Average Annual Total Returns (for the periods ended December 31, 2015):	1 Year	5 Years	10 Years
Government/REPO Portfolio	0.02%	0.04%	1.23%

The Government/REPO Portfolio seven-day average yield as of December 31, 2015 was 0.20%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.

Investment Advisor

BlackRock Advisors, LLC (“BALLC” or the “Investment Advisor”) is the Government/REPO Portfolio’s investment advisor.

Purchase and Sale of Participation Certificates

The Government/REPO Portfolio does not have minimum initial or subsequent investment requirements.

The Government/REPO Portfolio’s Participation Certificates may be purchased or redeemed on any business day of the Fund. Investors must transmit purchase or redemption orders through BlackRock Advisors’ online account access system, MutualADVANTAGE, which can be found at www.pif.com, or by calling (800) 821-9771.

Tax Information

The Government/REPO Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

MONEY MARKET PORTFOLIO

Investment Objective

The Money Market Portfolio is a money market fund, which seeks a high level of current income and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Money Market Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees	0.18%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.31%
Fee Waivers and Expense Reimbursements(1)	(0.13)%
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements(2)	0.18%

(1)         BlackRock Advisors, LLC (the “Investment Advisor”) has contractually agreed to waive its fees such that the Portfolio’s ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets.  In addition, the Investment Advisor and BCS Financial Services Corporation (the “Administrator”) have also agreed to waive their fees such that the Portfolio’s ordinary operating expenses do not exceed 0.175% of the Portfolio’s average daily net assets up to $1 billion, 0.16% of the Portfolio’s average daily net assets between $1 and $2 billion and 0.155% for the Fund’s average daily net assets in excess of $2 billion. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2017 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2017 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.

(2)         The Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements in this fee table does not correlate to the expense ratio in the Portfolio’s financial highlights because the Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursement have been restated to reflect expenses expected to be incurred for the Portfolio for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$86	$161	$380

Principal Investment Strategies

The Money Market Portfolio invests in U.S. Government, bank and commercial obligations and repurchase agreements relating to such obligations, which provide for repayment within 397 days after purchase, including, without limitation, U.S. Treasury bills, notes and bonds, securities issued by U.S. Government agencies and instrumentalities, as well as bank certificates of deposit, bankers acceptances, commercial paper and other obligations issued by domestic and foreign corporations. The Portfolio’s investments will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Risks

Interest Rate Risk. Interest rate increases can cause the price of a money market security to decrease.

Credit Risk. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

Financial Services Concentration. Changes in government regulation, interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

An investment in the Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in this Portfolio.

Performance Information

The following bar chart and table show the annual return and long-term performance of the Money Market Portfolio, and indicate the return volatility associated with an investment in this Portfolio. The bar chart shows how the performance of this Portfolio has varied from year to year for the last ten years. The table shows this Portfolio’s average annual return for one, five and ten years, or the life of the Portfolio, if shorter. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com, or by calling 800-621-9215.

Money Market Portfolio

Annual Total Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 1.29% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.003% (for the quarter ended March 31, 2014).

Average Annual Total Returns (for the periods ended December 31, 2015):	1 Year	5 Years	10 Years
Money Market Portfolio	0.07%	0.07%	1.35%

The Money Market Portfolio seven-day average yield as of December 31, 2015 was 0.22%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.

Investment Advisor

BlackRock Advisors, LLC (“BALLC” or the “Investment Advisor”) is the Money Market Portfolio’s investment advisor.

Purchase and Sale of Participation Certificates

The Money Market Portfolio does not have minimum initial or subsequent investment requirements.

The Money Market Portfolio’s Participation Certificates may be purchased or redeemed on any business day of the Fund. Investors must transmit purchase or redemption orders through BlackRock Advisors’ online account access system, MutualADVANTAGE, which can be found at www.pif.com, or by calling (800) 821-9771.

The Portfolio has been designated an institutional money market fund, which means that the net asset value (“NAV”) of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s investments.  The Portfolio is not yet subject to liquidity fees, nor the temporary suspension of redemptions.  The Portfolio expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

Tax Information

The Money Market Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

INVESTMENT OBJECTIVES AND STRATEGIES

The Government/REPO Portfolio

Investment Objective - The Government/REPO Portfolio is a money market fund, which seeks a high level of current income and stability of principal. The Board of Trustees may change the investment objective of the Government/REPO Portfolio without approval of the holders of the Portfolio’s Participation Certificates.

Principal Investment Strategies - The Investment Advisor will seek to maximize investment income while maintaining stability of principal and sufficient liquidity to accommodate daily withdrawal requests.

The Government/REPO Portfolio intends to achieve its investment objective by investing in a broad range of U.S. Government obligations and repurchase agreements relating to such obligations, having remaining maturities of one year or less, except that items of collateral securing portfolio securities, which are subject to repurchase agreements may have maturities exceeding one year. At least 99.5% of the Government/REPO Portfolio’s total assets will be invested at all times in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. Prior to any change in this Government/REPO Portfolio investment policy, the Fund will provide at least 60 days prior written notice of such change to the Participation Certificate holders of the Portfolio.

The Government/REPO Portfolio will purchase securities that present minimal credit risks as determined by the Investment Advisor and/or either have a high quality rating from a nationally recognized rating agency or, if unrated, are of comparable quality as determined by the Investment Advisor.

In buying and selling securities for the Portfolio, the Investment Advisor complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the Portfolio’s investments. The Investment Advisor stresses maintaining a stable $1.00 Participation Certificate price, liquidity, and income.

The Money Market Portfolio

Investment Objective - The Money Market Portfolio is a money market fund, which seeks a high level of current income and stability of principal. The Board of Trustees may change the investment objective of the Money Market Portfolio without the approval of the holders of a majority of the Portfolio’s outstanding Participation Certificates.

Principal Investment Strategies - The Investment Advisor will seek to maximize investment income while maintaining stability of principal and sufficient liquidity to accommodate reasonable daily withdrawal requests.

The Money Market Portfolio intends to achieve its investment objective by investing in a broad range of U.S. Government obligations and repurchase agreements relating to such obligations, and bank and commercial obligations, having remaining maturities of 397 days or less, except that items of collateral securing portfolio securities, which are subject to repurchase agreements may have maturities exceeding 397 days. The Portfolio’s investments will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Investment Advisor will invest more than 25% of the Portfolio’s total assets in the financial services industry.

The Money Market Portfolio will purchase securities that present minimal credit risks as determined by the Investment Advisor and/or either have a high quality rating from a nationally recognized rating agency or, if unrated, are of comparable quality as determined by the Investment Advisor.

Unusual Market Conditions/Temporary Defensive Periods

During periods of unusual market conditions or during temporary defensive periods, each Portfolio may depart from its principal investment strategies. Each Portfolio may hold uninvested cash reserves, pending investment, during such periods. Uninvested cash reserves will not earn income.

Description of Principal and Other Investments

Set forth below are the principal investments of the Portfolios, as well as other investments which the Portfolios may make from time to time.

Both Portfolios may:

1.     Purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

2.     Invest in direct obligations of the U.S. Treasury. Each Portfolio may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

3.     Enter into repurchase agreements. Under a repurchase agreement, a Portfolio acquires an investment for a short period (usually not more than 60 days), subject to an obligation of the seller to repurchase and the Portfolio to resell the investment at an agreed price and time, which determines the yield during the holding period. The repurchase agreements are fully collateralized by U.S. Government securities.

4.     Purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

5.     Borrow money by entering into reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of portfolio securities is considered to be disadvantageous. Under a reverse repurchase agreement, a Portfolio sells an investment that it holds, subject to an obligation of the Portfolio to repurchase the investment at an agreed price and time. Proceeds of reverse repurchase agreements used to provide liquidity to meet redemption requests may equal no more than 5% of the total assets of the Portfolio. Redemptions are the only use to which proceeds of reverse repurchase agreements will be put. The Portfolios will not use borrowings, including reverse repurchase agreements, to purchase additional securities. The Portfolios do not expect the use of reverse repurchase agreements to affect the net asset value of the Portfolios.

6.     Purchase securities on a “when-issued” or “delayed settlement” basis. The Portfolio expects that commitments to purchase when-issued or delayed settlement securities will not exceed 15% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Portfolio does not receive income from when-issued or delayed settlement securities prior to delivery of such securities.

Neither Portfolio may invest more than 5% of its total assets in illiquid securities that it cannot sell in the ordinary course within 7 days at approximately current value, including time deposits and repurchase agreements having maturities longer than 7 days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

The Money Market Portfolio may also:

1.     Purchase bank obligations, such as certificates of deposit, bankers’ acceptances and bank notes issued or supported by the credit of U.S. and foreign branches of U.S. and foreign banks with assets of at least $1 billion, and time deposits in U.S. and foreign banks with assets of at least $1 billion, if such obligations meet the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

2.     Purchase commercial paper issued by domestic and foreign issuers and rated at the time of purchase at least “A-1” by Standard & Poor’s Ratings Services, a Standard and Poor’s Financial Services LLC business (“S&P”) or “P-1” by Moody’s Investors Service, Inc. (“Moody’s”).

3.     Purchase corporate bonds and notes issued by domestic issuers and rated at the time of purchase at least “AA” by S&P or at least “Aa” by Moody’s.

4.     The Portfolio may, when deemed appropriate by its Investment Advisor in light of its investment objectives, invest in high quality municipal obligations issued by state and local governmental issuers, which carry yields that are competitive with those of other types of money market instruments of comparable quality.

5.     Purchase variable amount master demand notes (“VAMD Notes”) issued by corporations, which are unsecured instruments that permit the indebtedness to vary and provide for periodic adjustments in the interest rate. Although such notes normally are considered illiquid and are not traded, the Fund may at any time demand payment from the issuers of the VAMD Notes, in less than seven days, of principal and accrued interest. VAMD Notes typically are not rated by credit rating agencies. Investment in VAMD Notes would be subject to the limitations on purchases of illiquid securities described under “Investment Strategies, Risks and Policies — Investment and Borrowing Limitations” in the Statement of Additional Information, as well as the liquidity requirements of the Portfolios described above.

Neither Portfolio purchases unrated instruments unless that Portfolio’s Investment Advisor has determined the instrument to be of comparable quality to rated instruments which that Portfolio may buy.

Each investor should determine for itself the suitability of investing in a Portfolio, including with respect to investors that are insurance companies, whether such investments are permitted under applicable insurance laws and regulations.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Portfolios’ Statement of Additional Information.

PRINCIPAL RISK FACTORS

The principal risks of investing in the Government/REPO Portfolio and the Money Market Portfolio have been previously described. The following supplements that description:

Credit Risk. Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by a nationally recognized rating agency are widely accepted measures of credit risk. The lower a security is rated by such a rating agency, the more credit risk it is considered to represent.

Financial Services Concentration Risk (Money Market Portfolio only). In respect to the Money Market Portfolio, a substantial part of the Portfolio’s investments, 25% or more, may, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Portfolio will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Portfolio will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

Foreign Exposure Risk (Money Market Portfolio Only). Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations.  Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

Income Risk.  Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate increases can cause the price of a money market security to decrease.

Liquidity and Leverage Risks. Certain investment strategies employed by the Portfolios may involve additional investment risk. For example, variable and floating rate instruments may involve liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of an investment portfolio.

Market Risk.  Market risk is the risk that one or more markets in which the Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably.

Municipal Securities Risk (Money Market Portfolio only). Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Portfolio and its shareholders could be subject to substantial tax liabilities.

Regulatory Risk. On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Portfolio’s investment strategies, fees and expenses, portfolio and Participant Certificate liquidity and return potential.

Selection Risk. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, relevant to the indices or the securities selected by the other funds with similar investment objectives and investment strategies.

Variable and Floating Rate Investment Risk.  The absence of an active market for these securities could make it difficult for a Portfolio to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk. When-issued and delayed delivery securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

MANAGEMENT OF THE PORTFOLIOS

Investment Advisor

BALLC, the Investment Advisor to the Government/REPO Portfolio and the Money Market Portfolio, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809.

The Investment Advisor is a wholly-owned indirect subsidiary of BlackRock, Inc., which had over $4.6 trillion of assets under management as of December 31, 2015. The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate for 1940 Act purposes, of BlackRock, Inc.

As Investment Advisor, BALLC manages and is responsible for all purchases and sales of securities of, the Government/REPO Portfolio and the Money Market Portfolio. BALLC also acts as a servicing agent, maintains the financial accounts and records and computes the net asset value and net income for both Portfolios of the Fund. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). For the services provided and expenses assumed by it with respect to the Government/REPO Portfolio and the Money Market Portfolio, BALLC is entitled to receive a fee, computed daily and payable monthly, based on such Portfolio’s average net assets.

BALLC may from time to time waive the fees otherwise payable to it, or it may reimburse a Portfolio for its operating expenses. Any fees waived or expenses reimbursed with respect to a particular year are not recoverable. For the year ended December 31, 2015, BALLC waived fees for the Government/REPO Portfolio equal to 0.20% of its average net assets, and the Money Market Portfolio paid fees to BALLC equal to 0.06% of its average net assets.

A discussion regarding the basis for the Board of Trustees approving the continuation of the investment advisory and service agreements between the Fund and BALLC for the Portfolios is available in the Fund’s semi-annual report to Participation Certificate holders for the period ended June 30, 2015.

Trustees

Disinterested Trustees

David A. Cote is Assistant Vice President and Assistant Treasurer of Blue Cross Blue Shield of South Carolina.

W. Dennis Cronin is Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer of Highmark Health.

John F. Giblin is Executive Vice President and Chief Financial Officer for BlueCross BlueShield of Tennessee.

Robert J. Kolodgy is Senior Vice President of Financial Services and Government Programs and Chief Financial Officer of Blue Cross Blue Shield Association.

Alan Krigstein is Executive Vice President and Chief Financial Officer and Treasurer of Independence Blue Cross.

Jeffery T. Leber is Chief Financial Officer of Blue Cross & Blue Shield of Mississippi.

Gerard T. Mallen is Treasurer and Finance Division Senior Vice President of Health Care Service Corporation.

Vincent P. Price is Executive Vice President and Chief Financial Officer of Cambia Health Solutions, Inc.

Cynthia M. Vice is Senior Vice President, Chief Financial Officer and Treasurer of Blue Cross Blue Shield of Alabama.

SHAREHOLDER INFORMATION

Participation Certificates

The Participation Certificates are shares of stock of the Fund. Under the Articles of Incorporation of the Fund, its shares of stock are referred to as “Participation Certificates.” The Participation Certificates of the Government/REPO Portfolio and the Money Market Portfolio, which are money market funds, seek to maintain a net asset value of $1.00 per Participation Certificate, and are entitled to one vote per Participation Certificate.

Pricing of Participation Certificates

The Investment Advisor determines the net asset value (“NAV”) per Participation Certificate of the Government/REPO Portfolio and the Money Market Portfolio for purposes of pricing purchase and redemption orders as of 4:00 P.M. (Eastern Time). The price you pay when you purchase or redeem a Participation Certificate is the NAV next determined after confirmation of your order. This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held by that Portfolio so that its net asset value per Participation Certificate might be affected. A business day of the Fund is any weekday other than the holidays observed by the Fund, which currently are: New Year’s Day, Martin Luther King’s Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day. In computing net asset value per Participation Certificate, the Government/REPO Portfolio and the Money Market Portfolio use the amortized cost method of valuation. Although each Portfolio seeks to maintain a constant net asset value of $1.00 per Participation Certificate, it is possible to lose money by investing in a Portfolio.

The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s portfolio securities. The Money Market Portfolio is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The Money Market Portfolio expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions by October 2016.

Purchase of Participation Certificates

The Fund sells Participation Certificates of each Portfolio without a sales charge at the NAV per Participation Certificate next determined after receipt of a purchase order. Investors may open an account with the Fund by completing and submitting to BCS Financial Services Corporation (the “Administrator”), an application which may be obtained by calling (800) 621-9215; application requests information from the investor required to open an account for such investor. After the application has been received and approved, an investor may place purchase orders for Participation Certificates on any business day through BlackRock Advisors’ online account access system, MutualADVANTAGE, which can be found at www.pif.com or by calling (800) 821-9771 and indicating the amount and the Portfolio of the Participation Certificates desired.

Purchase orders for the Government/REPO Portfolio will be executed at the NAV determined that day if BNY Mellon receives funds by Federal wire by 4:00 P.M. (Eastern Time). Such orders tendered after 3:00 P.M. (Eastern Time), and such orders, for which payment has not been received by BNY Mellon by 4:00 P.M. (Eastern Time), will not be deemed to have been received on that day and notice will be given to the investor placing the order.

Purchase orders for the Money Market Portfolio will be executed at the NAV determined that day if BNY Mellon receives funds by Federal wire by 4:00 P.M. (Eastern Time). Any such orders tendered after 3:00 P.M. (Eastern Time) must be transmitted by calling (800) 821-9771, and not through online access. Such orders tendered after 4:00 P.M. (Eastern Time), and orders for which payment has not been received by BNY Mellon by 6:00 P.M. (Eastern Time), will not be deemed to have been received on that day and notice will be given to the investor placing the order.

Investors must pay for Participation Certificates of each Portfolio by Federal wire to BNY Mellon. The Portfolios do not have minimum initial or subsequent investment requirements. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending investor. Each Portfolio may in its discretion reject any orders for purchase of Participation Certificates. Unless the purchaser designates a specific Portfolio, all purchases automatically will be made in the Money Market Portfolio.

Redemption of Participation Certificates

Investors must transmit redemption orders through BlackRock Advisors’s online account access system, MutualADVANTAGE, which can be found at www.pif.com or by calling (800) 821-9771. The Fund will redeem Participation Certificates at the NAV per Participation Certificate next determined after receipt of the redemption order.

The Fund will pay for redeemed Participation Certificates of the Money Market Portfolio for which a redemption order is received on a business day before 4:00 P.M. (Eastern Time) in Federal funds wired to the redeeming investor’s account on the same business day. Any such orders tendered after 3:00 P.M. (Eastern Time) must be transmitted by calling (800) 821-9771, and not through online access. The Fund will pay for redeemed Participation Certificates of the Government/REPO portfolio for which a redemption order is received on a business day before 3:00 P.M. (Eastern Time) in Federal funds wired to the redeeming investor’s account on the same business day. The Fund will pay for redemption orders which are received on a business day after the applicable times specified above (or on a day when BNY Mellon is closed) in Federal funds wired on the next business day that BNY Mellon is open for business. An investor receives no dividend for the day on which Participation Certificates are redeemed, therefore, investors that do not place redemption orders by the times indicated may wish to wait until the morning of the following business day to do so.

The Fund may suspend the right to redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its Participation Certificates) for the periods permitted under the Investment Company Act as determined by the SEC by rules and regulations.

Further Information Regarding the Portfolios. Investors may in effect transfer all or part of their investments from one Portfolio to another by placing simultaneous redemption and purchase orders. These orders will be executed in sequence in accordance with the procedures discussed above.

If any investor ceases to be a member or licensee of the Blue Cross and Blue Shield Association or a related organization (a “BCBS Investor”), the Fund may redeem the Participation Certificates held by such investor, without the investor’s consent. If an investor ceases to be a BCBS Investor, the investor must promptly notify the Fund in writing. If the Fund redeems the Participation Certificates held by such investor, the Fund will notify such investor.

Payment In Kind

Investors may request that redemption order proceeds consist of securities held by a Portfolio in lieu of cash. Prior to placing a payment in kind redemption order, an investor must provide the Investment Advisor with written instructions identifying the custodial account to receive the securities to be distributed. The securities to be distributed shall represent a pro rata share of each security held in the Portfolio, in accordance with Rule 17a-5 under the Investment Company Act. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make redemption payments wholly or partly in securities or other property.

Additional Purchase and Redemption Information

The Fund has not adopted a market timing policy because the Portfolios seek to maintain a stable NAV of $1.00 per Participation Certificate and because the Portfolios are generally used for short-term investment or cash management purposes. There can be no assurances, however, that the Portfolios may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s portfolio securities. The Money Market Portfolio is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The Money Market Portfolio expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions by October 2016.

Dividends and Distributions

Investors in the Portfolios are entitled to dividends and distributions arising only from the net income and capital gains, if any, earned on investments held by that Portfolio. Each Portfolio declares net income daily as a dividend to Participation Certificate holders of record at the close of business on the date of declaration. The Fund pays dividends monthly. Dividends will be reinvested in additional Participation Certificates or, if the investor so elects by checking the appropriate box on the application, will be transmitted to such investor by wire within five business days after the end of the month (or within five business days after a redemption of all of the investor’s Participation Certificates). The Government/REPO Portfolio and the Money Market Portfolio do not expect to realize net long-term capital gains.

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT ACT (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from its Participation Certificate holders to enable it to form a reasonable belief that it knows the true identity of its Participation Certificate holders.

Distributor

The Fund has entered into a Distribution Agreement dated as of January 7, 2014 with Foreside Fund Services, LLC (the “Distributor”), pursuant to which the Distributor is the Fund’s principal underwriter and acts as the Fund’s distributor in connection with the offering of the Participation Certificates of the Fund.

FEDERAL INCOME TAXES

As long as each Portfolio meets the requirements for being a regulated investment company, it pays no federal income tax on the earnings it distributes to holders of Participation Certificates. The Portfolios met these requirements in the last taxable year, and intend to continue to meet these requirements in future years.

Dividends you receive from the Portfolios, whether reinvested or taken as cash, are generally taxable. Dividends from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) are taxable as long-term capital gains; dividends from other sources are generally taxable as ordinary income. The Portfolios expect that substantially all of the dividends from the Portfolios will be taxable as ordinary income.

Dividends declared in October, November or December of any year and payable to holders of record on a specified date in such a month and paid by the Portfolio during January of the following year, will be deemed for federal income tax purposes to have been received by the shareholders and paid by the Portfolio on December 31 of the year in which the dividend was declared.

When a holder of Participation Certificates sells, redeems or exchanges their Participation Certificates, it is generally considered a taxable event for the holder. Depending on the purchase price and the sale price of the Participation Certificates the holder sells, redeems or exchanges, the holder may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the holder held their Participation Certificates for more than one year. If the holder held their Participation Certificates for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Because each Portfolio currently seeks to maintain a stable NAV per Participation Certificate, it is unlikely that a holder will have a capital gain or loss when the holder sells, redeems or exchanges their Participation Certificates.  However, upon the implementation by the Money Market Portfolio of a floating NAV, as discussed above, holders of Participation Certificates of the Money Market Portfolio may recognize a taxable gain or loss upon the sale, exchange or redemption of their Participation Certificates.  Each holder of Participation Certificates is responsible for any tax liabilities generated by their transactions.

Each Portfolio is required in certain circumstances to apply backup withholding on all distributions and redemption proceeds paid to any holder of the Portfolio’s Participation Certificates who does not provide the Portfolio with their correct taxpayer identification number or who fails to make required certifications or who is otherwise subject to backup withholding.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the holder’s federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

The foregoing discussion is only a brief summary of some of the federal income tax considerations generally affecting the Portfolios and holders of Participation Certificates. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or holders of Participation Certificates, and this discussion is not intended as a substitute for careful tax planning. Investors in the Portfolios should consult their tax advisors concerning their own tax situation.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Government/REPO Portfolio and the Money Market Portfolio for the periods indicated. Certain information reflects financial results for a single Participation Certificate. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the respective Portfolio (assuming reinvestment of all dividends and distributions). This information for the years ended December 31, 2015, 2014, 2013, 2012 and 2011 has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the financial statements of the Portfolios, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

Government/REPO Portfolio

The table below sets forth selected financial data for a Government/REPO Portfolio Participation Certificate outstanding throughout each period presented.

	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations:
Net Investment Income	0.0002	0.0001	0.0003	0.0009	0.0003
Net Realized Gain (Loss) on Investments	—	—	—	—	—
Total From Investment Operations	0.0002	0.0001	0.0003	0.0009	0.0003
Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.0002)	(0.0001)	(0.0003)	(0.0009)	(0.0003)
Total Dividends and Distributions	(0.0002)	(0.0001)	(0.0003)	(0.0009)	(0.0003)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.02%	0.01%	0.03%	0.09%	0.03%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$102,110	$112,048	$129,306	$208,905	$177,330
Ratio of Net Expenses to Average Net Assets (1)	0.07%	0.05%	0.06%	0.10%	0.08%
Ratio of Net Investment Income to Average Net Assets (2)	0.02%	0.01%	0.03%	0.09%	0.03%

(1)               Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of total expenses to average net assets would have been 0.34%, 0.32%, 0.30%, 0.29% and 0.30% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(2)               Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of net investment income/(loss) to average net assets would have been (0.25%), (0.26%), (0.21%), (0.10%) and (0.20%) for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

Money Market Portfolio

The table below sets forth selected financial data for a Money Market Portfolio Participation Certificate outstanding throughout each year presented.

	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations:
Net Investment Income	0.0006	0.0003	0.0004	0.001	0.001
Net Realized Gain (Loss) on Investments	0.0001	—	—	—	—
Total From Investment Operations	0.0007	0.0003	0.0004	0.001	0.001
Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.0007)	(0.0003)	(0.0004)	(0.001)	(0.001)
Total Dividends and Distributions	(0.0007)	(0.0003)	(0.0004)	(0.001)	(0.001)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.07%	0.03%	0.04%	0.11%	0.09%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$194,735	$539,276	$586,404	$839,926	$970,715
Ratio of Net Expenses to Average Net Assets (1)	0.17%	0.17%	0.18%	0.18%	0.17%
Ratio of Net Investment Income to Average Net Assets (2)	0.05%	0.02%	0.03%	0.11%	0.09%

(1)               Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of total expenses to average net assets would have been 0.31%, 0.27%, 0.25%, 0.23% and 0.22% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(2)               Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of net investment income/(loss) to average net assets would have been (0.08%), (0.09%), (0.04%), 0.05% and 0.03%  for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(This page is intentionally left blank)

(This page is intentionally left blank)

WHERE TO FIND MORE INFORMATION

The Statement of Additional Information relating to the Government/REPO Portfolio and the Money Market Portfolio (the “SAI”) includes additional information about the Portfolios. The SAI is incorporated by reference into and is legally part of this Prospectus. Additional information about the Portfolios’ investments is available in the Fund’s Annual and Semi-Annual Reports to Participation Certificate holders.

Investors can get free copies of the above-named documents, request other information about the Portfolios and the Fund, and make shareholder inquiries, by calling the Administrator at (800) 621-9215. The Fund makes available the Prospectus, SAI, Annual and Semi-Annual Reports, free of charge, on the Fund’s website at www.pif.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Fund are available on the SEC’s EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

The Fund’s SEC File No. is 811-04379.

PLAN INVESTMENT FUND, INC.

GOVERNMENT/REPO PORTFOLIO (PIFXX)

(Effective June 29, 2016, the Government/REPO Portfolio’s name will change to the Government Portfolio)

MONEY MARKET PORTFOLIO (PIMXX)

Statement of Additional Information

April 30, 2016

TABLE OF CONTENTS

GENERAL INFORMATION	B-2
DESCRIPTION OF THE GOVERNMENT/REPO AND MONEY MARKET PORTFOLIO AND THEIR INVESTMENTS AND RISKS	B-2
INVESTMENT AND BORROWING LIMITATIONS	B-4
PORTFOLIO TRANSACTIONS	B-5
DISCLOSURE OF PORTFOLIO INFORMATION	B-7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	B-8
NET ASSET VALUE	B-9
MANAGEMENT OF THE PORTFOLIOS	B-11
ADDITIONAL INFORMATION CONCERNING FEDERAL INCOME TAXES	B-22
DIVIDENDS	B-24
PERFORMANCE INFORMATION	B-24
ADDITIONAL DESCRIPTION CONCERNING VOTING OF PARTICIPATION CERTIFICATES	B-24
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	B-26
COUNSEL	B-26
MISCELLANEOUS	B-26
FINANCIAL STATEMENTS	B-26
APPENDIX — DESCRIPTION OF BOND AND COMMERCIAL PAPER RATINGS	B-27

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the current Prospectus of Plan Investment Fund, Inc. (the “Fund”), relating to the Government/REPO Portfolio and the Money Market Portfolio of the Fund (the “Portfolios”), dated April 30, 2016, as it may from time to time be supplemented or revised (the “Prospectus”).  No investment in Participation Certificates of the Portfolios should be made without reading the Prospectus. The audited financial statements and notes thereto for the Fund contained in the Fund’s Annual Report are incorporated by reference into this Statement of Additional Information. Copies of the Prospectus and Annual and Semi-Annual Reports of the Fund may be obtained, without charge, by visiting the website at www.pif.com or by calling BCS Financial Services Corporation (the “Administrator”) at (800) 621-9215.

GENERAL INFORMATION

Plan Investment Fund, Inc. (the “Fund”) is a Maryland corporation and was incorporated on August 6, 1985. The Fund is an open-end management investment company registered under the Investment Company Act of 1940. The Fund consists of four portfolios (each a “Portfolio”), the Government/REPO Portfolio the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. Each Portfolio is represented by a class of Participation Certificates separate from those of the Fund’s other Portfolios. This SAI, and unless otherwise indicated, statements herein concerning the Portfolios or the Fund, relate to the Government/REPO Portfolio and the Money Market Portfolio of the Fund.  The Government/REPO Portfolio commenced operations on June 1, 1995. The Money Market Portfolio commenced operations on March 11, 1987.

DESCRIPTION OF GOVERNMENT/REPO AND MONEY MARKET PORTFOLIOS

AND THEIR INVESTMENTS AND RISKS

Investment Objective

See the Prospectus for a description of the investment strategies, risks and policies of the Portfolios. The following discussion supplements such description and relates to principal investments as well as other investments of the Portfolios. The investment objective of a Portfolio may be changed by the Fund’s Board without approval of the Portfolio’s Participation Certificate holders. While there is no assurance that the Portfolios will achieve their investment objectives, they endeavor to do so by following the strategies and policies described in this SAI.

The Government/REPO Portfolio is subject to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Investment Company Act”), and will not change its investment policies required by that Rule without giving Participants (60) days prior written notice.

Additional Information on Portfolio Instruments

Examples of the types of U.S. Government obligations that the Portfolios may hold include, in addition to U.S. Treasury bills, notes and bonds, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration and International Bank for Reconstruction and Development.

With respect to the repurchase agreements (“Repurchase Agreements”) described in the Prospectus, securities subject to Repurchase Agreements will be held by Bank of New York Mellon (“BNY Mellon”) or in the Federal Reserve/Treasury book-entry system. Repurchase Agreements are considered to be loans under the Investment Company Act. The Repurchase Agreements are collateralized by U.S. Government securities the market value of which, on a daily basis, including accrued interest, if any, is at least equal to 100% of the purchase price plus accrued interest under the Repurchase Agreements. The Portfolios will perfect their security interest in the collateral securing the Repurchase Agreements in accordance with U.S. Treasury Regulations and the applicable commercial transaction law of the state in which such collateral is located. If the seller defaults in its obligation to repurchase the underlying instrument, which in effect constitutes collateral for the seller’s obligation, at the price and time fixed in the Repurchase Agreement, the Portfolios might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolios may be delayed or limited. Each Portfolio will enter into Repurchase Agreements only with those banks and dealers determined by that Portfolio’s Investment Advisor to meet the Portfolio’s respective quality standards as established by the Fund’s Board of Trustees. These standards require an independent review by the Portfolio’s Investment Advisor of the operating history and financial condition of the sellers to evaluate their creditworthiness and the risk of their becoming involved in bankruptcy proceedings or otherwise impairing the quality of the Repurchase Agreement during its contemplated term. The Investment Advisor will monitor the creditworthiness of the seller during the life of a Repurchase Agreement.

With respect to the variable amount master demand notes (“VAMD Notes”) described in the Prospectus, the Investment Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, VAMD Notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

The Money Market Portfolio may also invest in collateralized mortgage obligations (“CMOs”), which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the types of CMOs in which the Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. The Portfolio may also invest in other asset-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets, such as trade receivables. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets are subject to prepayments, which shorten the securities’ weighted average life and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made.

The maturity of the instruments in which the Portfolios invest normally shall be deemed to be a period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. An instrument issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment date. An instrument, which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven days’ notice and which has a variable rate of interest may be deemed to have a maturity equal to the longer of the period remaining until the interest rate will be readjusted or the period remaining until the principal amount owed can be received through demand.  An instrument, which has a variable rate of interest, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. An instrument, which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven days’ notice and which has a floating rate of interest, may be deemed to have a maturity equal to the period of time remaining until the principal amount owed can be received from the issuer through demand.

During periods of unusual market conditions or during temporary defensive periods, each Portfolio may depart from its principal investment strategies.  Each Portfolio may hold uninvested cash reserves, pending investment, during such periods.  Uninvested cash reserves will not earn income.

The Appendix attached hereto contains a description of the rating symbols used by Standard & Poor’s Ratings Services, a Standard and Poor’s Financial Services LLC business (“S&P”) and Moody’s Investors Service, Inc. for bonds and commercial paper in which the Portfolios invest.

Cyber Security Risk. With the increased use of technology and dependence on computer systems to perform necessary business functions, the Portfolios and their service providers may be exposed to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, unauthorized access to the service providers’ digital systems through hacking, physically accessing systems or data storage facilities, or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access to service providers’ digital systems, such as causing denial-of-service attacks on the service providers’ systems or web-sites that render them unavailable. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the service providers’ systems.

Cyber-attacks have the potential to interfere with the processing of Participation Certificate holder transactions, impact a portfolio’s ability to calculate its NAV, cause the release of private Participation Certificate holder information or confidential portfolio information, impede trading, cause reputational damage, and subject a Portfolio or its service providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, litigation costs, and/or additional compliance costs. A Portfolio and its service providers may also incur substantial costs for cyber security risk management in order to prevent future cyber security incidents. A Portfolio and its Participation Certificate holders could be negatively impacted as a result of the costs. Similar types of cyber security risks exist for issuers of securities or other instruments in which a fund invests.  Cyber-attacks could result in material adverse consequences for such issuers, and may cause a Portfolio’s investments therein to lose value.

INVESTMENT AND BORROWING LIMITATIONS

Below is a complete list of the Portfolios’ investment limitations that may not be changed without the affirmative vote of the holders of a “majority” of the outstanding Participation Certificates of the respective Portfolios (as defined herein under “Miscellaneous”).

The Portfolios may not:

1.         Borrow money, except from commercial banks for temporary purposes, and then in amounts not in excess of 5% of the total assets of the respective Portfolio at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or 5% of the total assets of the respective Portfolio at the time of such borrowing. This borrowing provision applies to Reverse Repurchase Agreements whose proceeds are utilized to provide liquidity to meet redemption requests when liquidation of portfolio securities is considered disadvantageous. At no time shall the level of funds borrowed to meet redemption requests exceed 5% of the total assets of the respective Portfolio; the interest expenses associated with such credit arrangements will be charged to the income of the respective Portfolio; and any new cash flows must be applied to retiring such Portfolio borrowings.

2.         Purchase any securities, which would cause 25% or more of the total assets of the respective Portfolio at the time of such purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry. There is no limitation for the Portfolios with respect to investments in U.S. Government obligations or for the Money Market Portfolio in obligations of domestic branches of U.S. banks. (The Fund interprets “domestic branches of U.S. banks” for purposes of this investment limitation to include U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks.)

3.         Purchase securities of any issuer, other than those issued or guaranteed by the U.S. Government, Federal agencies and government-sponsored corporations, if immediately after such purchase more than 5% of the total assets of the respective Portfolio would be invested in such issuer; except that up to 100% of the total assets of the Government/REPO Portfolio and the Money Market Portfolio may be invested in Repurchase Agreements with maturities not greater than seven days without regard to this 5% limitation.

4.         Purchase securities, if immediately after such purchase more than 5% of the total assets of the respective Portfolio would be invested in securities which are illiquid, including Repurchase Agreements with maturities greater than seven days and VAMD Notes with greater than seven days’ notice required for sale.

5.         Make loans, except that each Portfolio may purchase or hold debt instruments, and may enter into Repurchase Agreements, in accordance with its investment objectives and policies.

6.         Purchase securities issued by Health Plans Capital Service Corporation.

7.         Purchase or sell commodities or commodity contracts, including futures contracts, or invest in oil, gas or mineral exploration or development programs.

8.         Acquire voting securities of any issuer or acquire securities of other investment companies.

9.         Purchase or sell real estate. (However, each Portfolio may purchase bonds and commercial paper issued by companies, which invest in real estate or interests therein.)

10.      Purchase securities on margin, make short sales of securities or maintain a short position.

11.      Act as an underwriter of securities.

12.      Issue senior securities, except to the extent that certain investment policies related to Reverse Repurchase Agreements discussed herein and in the Prospectus may be deemed to involve the issuance of senior securities within the meaning of the Investment Company Act.

PORTFOLIO TRANSACTIONS

Subject to the general control of the Fund’s Board of Trustees, BlackRock Advisors, LLC (“BALLC” or the “Investment Advisor”) is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolios.  Purchases and sales of securities for each Portfolio usually are principal transactions. The Investment Advisor normally purchases securities on behalf of the Portfolios directly from the issuer or from an underwriter or market maker of the securities. The Portfolios do not pay brokerage commissions for such purchases. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. While the Investment Advisor intends to seek the best price and execution for portfolio transactions on an overall basis, the Fund may not necessarily pay the lowest spread or commission available on each transaction.

The Investment Advisor seeks to use dealers it believes to be actively and effectively trading the securities being purchased or sold.  The Investment Advisor will not pay a higher spread or commission in recognition of research or other services provided by a dealer.

The Investment Advisor of each Portfolio makes investment decisions for such Portfolio independently from those for the other investment companies advised by the Investment Advisor. It may happen, on occasion, that the same security is held in one or more of such other investment companies. Simultaneous transactions are likely when the same investment advisor advises several investment companies, particularly when a security is suitable for the investment objectives of more than one of such investment companies. When two or more investment companies advised by the Investment Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective investment companies, both as to amount and price, in accordance with a method deemed equitable to each investment company. In some cases this system may adversely affect the price paid or received by a Portfolio or the size of the security position obtainable or sold for a Portfolio.

The Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into Repurchase Agreements or Reverse Repurchase Agreements with, BALLC, the Portfolios’ Investment Advisor, or any affiliates, officers or employees of BALLC.

On December 31, 2015, the Portfolios owned securities of regular broker dealers or their parents as follows:

Money Market Portfolio

Broker Dealer	Value of Securities Owned

BNP Paribas SA (NY Branch)	$5,000,000
Bank of Nova Scotia	$4,000,000
Cooperatieve Rabobank	$6,000,000
JP Morgan Chase and Co.	$8,000,000
Rue La Boetie SAS	$7,381,000
Societe Generale SA	$8,000,000
Sumitomo Mitsui Financial Group Inc.	$8,500,000
Toronto-Dominion Bank	$3,000,000

DISCLOSURE OF PORTFOLIO INFORMATION

The Board of Trustees of the Fund has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Fund. The policies and procedures provide that the Fund and its Investment Advisor, Administrator, Service Agent, Custodian, Transfer Agent and Distributor will only release information about its portfolio holdings as follows:

•                              Information which has previously been made public may be freely released.

•                              Government and/or regulatory entities, such as the SEC or a court of law, have the right to review portfolio holdings.

•                              Portfolio holdings may be reviewed by third parties for legitimate business reasons, subject to additional requirements, including approval by the Fund’s Chief Compliance Officer or her designee and an acceptable confidentiality agreement (including an agreement not to trade).

•                              The Fund will publicly disclose its portfolio holdings as required in accordance with SEC Forms N-CSR, N-Q, N-MFP or other applicable SEC forms. In addition, the Fund may disclose its portfolio holdings on its website at www.pif.com at such intervals and to such extent as it shall determine, and shall disclose its portfolio holdings on its website at such intervals and to such extent as shall be required by applicable SEC rules.

Except as set forth above, the policies and procedures do not apply differently to different categories of persons. In considering a request for disclosure, the Chief Compliance Officer or her designee will consider whether the requesting third party has a legitimate purpose for reviewing the portfolio holdings and whether such disclosure poses any material risk. In connection with the review, the Chief Compliance Officer or her designee will consider any possible conflicts of interest that may arise in connection with such requested disclosure. The Fund’s Chief Compliance Officer is required to notify the Board of Trustees of new third parties approved to receive portfolio holdings pursuant to the procedures at the next meeting of the Board of Trustees.

The Fund does not have any policies or procedures with respect to the receipt of compensation or other consideration by the Fund, its investment advisor, or any other party in connection with the disclosure of information about portfolio securities.

Ongoing Arrangements.  The Fund has ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

•                              The Fund’s Board of Trustees and, if necessary, Fund Counsel

•                              The Fund’s Custodian

•                              The Fund’s Administrator and its parent company

•                              The Fund’s independent registered public accounting firm

•                              The Fund’s Distributor

•                              Foreside Fund Officer Services, LLC

•                              Foreside Management Services, LLC

•                              S&P

•                              Bloomberg, LP

With respect to each such arrangement, the Fund has a legitimate business purpose for the release of information.  The release of the information is subject to approval of the executive officers of the Fund and confidential treatment to prohibit the entity from sharing the information provided with unauthorized persons.  The Fund, BALLC, and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

Information concerning the Schedule of Investments of the Government/REPO Portfolio and the Money Market Portfolio is available on the Fund’s website, at www.pif.com. A complete listing of the Portfolios’ holdings as of the end of each month is posted on the website no earlier than 5 business days following the end of such month and remains posted on the website for six months thereafter.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Under the Investment Company Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption (i) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted (trading shall be deemed restricted as determined by the SEC by rules and regulations), or (ii) for any period during which an emergency exists (an emergency shall be deemed to exist as determined by the SEC by rules and regulations) as a result of which disposal or valuation of portfolio securities is not reasonably practical, or for such other periods as the SEC, or any successor governmental authority, may by order permit for the protection of Participation Certificate holders of the Portfolios. (The Fund may also suspend or postpone the recording of the transfer of its Participation Certificates by the transfer agent upon the occurrence of any of the foregoing conditions.)

If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other property; investors will incur expenses in disposing of redemption proceeds which are paid in this manner. The Fund has elected to commit itself to pay all redemption proceeds in cash up to the lesser of $250,000 or 1% of the respective Portfolio’s net asset value for any Participation Certificate holder within a 90 day period pursuant to a notification of election filed with the SEC under, and in accordance with the guidelines set forth in, Rule 18f-1 under the Investment Company Act. (See “Net Asset Value” below for an example of when such redemption or form of payment might be appropriate.) Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Transfer Payments

A Participant investing in the Government/REPO Portfolio or the Money Market Portfolio may direct that payment upon redemption of Participation Certificates in the Portfolio be used to purchase Participation Certificates of the Government/REPO Portfolio or the Money Market Portfolio for another Participant by a transfer of the redeemed Participation Certificates to the second Participant Such a transfer is made by a redemption and simultaneous purchase in the name of the second Participant. A Participant may not request a transfer from its Government/REPO Portfolio or its Money Market Portfolio account in a dollar amount greater than the dollar amount held in such investor’s account on the business day prior to the date of such request. Such transfers may be effected at any time prior to 3:00 P.M. (Eastern Time). There is no limit on the number of transfers that a Participant can place in any one day, nor on the total number of such transfers by all Participants per day.

NET ASSET VALUE

The Fund calculates the net asset value per Participation Certificate of each Portfolio by dividing the total value of the assets belonging to each Portfolio, less the value of any liabilities charged to that Portfolio, by the total number of outstanding Participation Certificates of that Portfolio.

As stated in the Prospectus, the Government/REPO Portfolio and Money Market Portfolio uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act, as amended.  In connection with their use of amortized cost valuation, the Portfolios limit the dollar-weighted average maturity of their investments to 60 days for the Government/REPO Portfolio and 60 days for the Money Market Portfolio, and do not purchase any instrument with a remaining maturity of 397 days for the Government/REPO Portfolio and 397 days for the Money Market Portfolio at the time of purchase, except that items of collateral securing securities subject to Repurchase Agreements may bear longer maturities. The Fund’s Board of Trustees also has established procedures that are intended to stabilize these Portfolios’ net asset value per Participation Certificate for purposes of sales and redemptions at $1.00. Such procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolios’ net asset value per Participation Certificate calculated by using available market quotations deviates from $1.00 per Participation Certificate. In the event such deviation exceeds 1%, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the amount of any deviation from a Portfolio’s $1.00 amortized cost price per Participation Certificate may result in material dilution or other unfair results to investors or existing Participation Certificate holders of the respective Portfolio, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the Portfolio’s average maturity; withholding or reducing dividends; redeeming Participation Certificates in kind; reducing the number of the Portfolio’s outstanding Participation Certificates without monetary consideration; or utilizing a net asset value per Participation Certificate determined by using available market quotations.

Investors should also be aware that although procedures exist which are intended to stabilize the net asset value of the Government/REPO Portfolio and the Money Market Portfolio at $1.00 per Participation Certificate, the value of the underlying assets of the Portfolios will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations in the Portfolios can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the Portfolios’ yields may tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolios’ yields may tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of its Participation Certificates will likely be invested in portfolio instruments producing lower yields than the balance of the

Portfolios, thereby reducing the Portfolios’ current yields. In periods of rising interest rates, the opposite can be expected to occur.

The Money Market Portfolio has been designated an institutional prime money market fund, which means that the net asset value (“NAV”) of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s investments. The Portfolio is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The Portfolio expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

MANAGEMENT OF THE PORTFOLIOS

Trustees and Officers

The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:

Disinterested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

David A. Cote 4101 Percival Road, AX –A31 Columbia, SC 29223 Age 45	Trustee	3 Years	2011 to Present – Assistant Vice President and Assistant Treasurer, Blue Cross Blue Shield of South Carolina	Four	None

W. Dennis Cronin 120 Fifth Avenue, Suite 911 Pittsburgh, PA 15222 Age 49	Trustee	(1)	2011 to Present – Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer, Highmark Health	Four	None

John F. Giblin 1 Cameron Hill Circle Chattanooga, TN 37402 Age 59	Trustee	(1)	2011 to Present – Executive Vice President and Chief Financial Officer, BlueCross BlueShield of Tennessee, Inc.	Four	None

Robert J. Kolodgy 225 N. Michigan Ave. Chicago, IL 60601 Age 58	Chairman Trustee	1 Year 5 Years	2011 to Present - Senior Vice President of Financial Services and Government Programs and Chief Financial Officer, Blue Cross Blue Shield Association	Four	None

Alan Krigstein 1901 Market Street Philadelphia, PA 19103-1480 Age 64	Trustee	5 Years	2011 to Present - Executive Vice President and Chief Financial Officer, Independence Blue Cross	Four	None

Jeffery T. Leber 3545 Lakeland Drive Jackson MS 39232 Age 56	Trustee	1 Year	2011 to Present – Chief Financial Officer, Blue Cross & Blue Shield of Mississippi	Four	None

Gerard T. Mallen 300 East Randolph Street 14th Floor Chicago, IL 60601 Age 61	Trustee	11 Years	2011 to Present – Treasurer and Finance Division Senior Vice President, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Montana, New Mexico, Oklahoma and Texas)	Four	None

Disinterested Trustees cont.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years
Vincent P. Price 100 SW Market Street Portland, OR 97201 Age 53	Trustee	3 Years	2011 to Present – Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.	Four	None

Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age 56	Trustee	6 Years	2011 to Present – Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross Blue Shield of Alabama	Four	None

(1)         Term of office is one year.

Executive Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 47	President and Chief Executive Officer	1 Year	May 2015 to Present – Chief Financial Officer and Treasurer, BCS Financial Corporation 2011 to May 2015 – Senior Vice President of Finance and Treasurer, BCS Financial Corporation

Alexander D. Hudson 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 32	Secretary	(2)	December 2013 to Present – Director, Investment Services, BCS Financial Corporation; 2011 to December 2013 – Investment Manager, Sawdust Investment Management Corporation

Donna M. Rogers Fund Chief Compliance Officer Foreside 10 High Street, Suite 302 Boston, MA 02110 Age 49	Chief Compliance Officer	3 Years

November 2015 to Present – Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC;
2011 to November 2015 – Fund Chief Compliance Officer, Foreside Compliance Services, LLC (Foreside Financial Group)

Christopher W. Roleke Fund Principal Financial Officer Foreside 10 High Street, Suite 302 Boston, MA 02110 Age 43	Treasurer	(2)	2011 to Present – Fund Principal Financial Officer, Foreside Management Services, LLC; 2011 to September – Assistant Vice President, JP Morgan Investor Services Company

(1)         Term of office is one year.

(2)         Less than one year

Leadership Structure and Board of Trustees

The business and affairs of the Fund are managed under the direction of the Board of Trustees. At the present time, there are 9 Trustees serving on the Board, including the Chairman of the Board. The Chairman presides at meetings of the Board of Trustees and at meetings of Participation Certificate holders. The Chairman, Robert Kolodgy, is not an “interested person” (as defined in the Investment Company Act) of the Fund. The Board exercises risk oversight of the Fund through receiving and reviewing compliance reports from, and making inquiries of the Administrator and BlackRock Advisors, LLC as the Portfolios’ investment advisor.  These reports are prepared monthly and provided to the Board on a periodic basis. The Board also exercises risk oversight by receiving and reviewing reports at regular Board of Trustees meetings and annual reports from the Fund’s Chief Compliance Officer and making inquiries of and having meetings with the Chief Compliance Officer.

All of the Trustees hold chief financial officer or similar senior financial management positions with the Blue Cross Blue Shield Association (“Association”) or with members or licensees of the Association and certain related organizations (“Licensees”), which are the only entities that are permitted to purchase Participation Certificates. In their respective roles as chief financial officers or in similar senior financial management positions, the Trustees may have primary management responsibility for the implementation of investment policies for the Trustees’ respective employers. As part of those responsibilities, the Trustees may make decisions on investing in the Fund and oversee the hiring and performance of external investment managers, which in certain cases include the Fund’s investment advisor.

Each of the Trustees has significant senior management experience overseeing investment activities for an insurance company or similar entity. This experience has led the Fund to conclude that these individuals are well qualified to serve as Trustees of the Fund. While the current Trustees all have investment experience and skills and financial management experience and skills, future Trustees may have additional or different experience and skills.

The Fund has concluded that the interests of the Fund and its Participation Certificate holders are served by having Trustees who have long-term experience as Trustees of the Fund, as well as highly experienced Trustees with shorter Fund tenures, who may bring new perspectives to management of the Fund. The Fund also has concluded that its leadership structure, in which all or most of the Trustees are or have been affiliated with investors or potential investors in the Fund, aligns the interests of the Trustees with the interests of such investors with respect to risk oversight of the Fund and other matters.

Committees of the Board of Trustees

The Board of Trustees has a standing Audit Committee and a standing Nominating Committee.

Audit Committee

The purpose of the Audit Committee is to assist the Board of Trustees in fulfilling its governance responsibilities by, among other things, taking the following actions:

1.              Make recommendations to the Board of Trustees concerning the appointment, retention and compensation of the independent auditors;

2.              Inquire whether management has maintained the reliability and integrity of Fund policies and financial reporting and disclosure practices;

3.              Inquire whether management has established and maintained processes to assure that an adequate system of internal control is functioning;

4.              Inquire whether management has established and maintained processes to assure compliance by the Fund in all material respects with all applicable laws, regulations, policies and codes;

5.              Review Fund risk management oversight by discussing with management major risk exposures and management’s plans to monitor and control such risk exposures;

6.              Inquire about and evaluate the performance and qualifications of financial management and the independent auditors;

7.              Address reports from attorneys and auditors of possible breaches of federal or state laws or fiduciary duties that relate to accounting, internal accounting controls or auditing matters;

8.              Encourage and foster open communication among management, the independent auditors and the Board of Trustees; and

9.              Develop, establish and periodically review procedures for: (i) the receipt, retention and treatment of complaints received by the Fund regarding the Fund’s accounting, internal accounting controls or auditing matters (“Accounting Matters”) as well as information concerning the daily operations of the Fund (“Operational Matters”); and (ii) the confidential, anonymous submission by officers of the Fund or employees of its service providers of concerns regarding questionable practices or decisions with respect to any Accounting Matters or Operational Matters.

The Audit Committee is responsible for identifying and recommending the independent auditors for selection by the Board of Trustees to audit the Fund’s financial statements, reviewing the auditor’s fees, reviewing and approving the scope of the audit and pre-approving certain audit and non-audit services to be provided to the Fund, and in certain cases, non-audit services provided to the Fund’s investment advisor and certain affiliated parties. The members of the Audit Committee are Alan Krigstein, Gerard T. Mallen and Vincent P. Price. The Audit Committee met on three occasions during the Fund’s most recent fiscal year. No member of the Audit Committee is an interested person of the Fund.

Nominating Committee

The purpose of the Fund’s Nominating Committee is to gather information and make recommendations to the Participation Certificate holders of nominees for election as Trustees of the Fund. The members of the Nominating Committee are David A. Cote, Robert J. Kolodgy and Cynthia M. Vice. The Nominating Committee met on three occasions during the Fund’s most recent fiscal year.

The Nominating Committee will consider Participation Certificate holders’ recommendations of potential nominees for election as Trustees. Recommendations of potential nominees for election at the annual meeting of Participation Certificate holders should be submitted in writing to the Fund at its principal office.

Ownership of Securities

Aggregate Dollar Range of Equity
Securities in All Registered Investment
Companies Overseen
Name of	Dollar Range of Equity	by Trustee in Family of
Trustee	Securities in the Fund	Investment Companies

As of December 31, 2015, none of the Fund’s Trustees had “beneficial ownership” (as such term is defined by Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of equity securities in the Fund or any registered investment companies overseen by the Trustee within the same family of investment companies as the Fund.

Name of
Owners and
Name of	Relationships			Value of	Percent of
Trustee	To Trustee	Company	Title of Class	Securities	Class

As of December 31, 2015, none of the Fund’s Trustees who are not interested persons of the Fund or their immediate family members were record owners or “beneficial owners” (as such term is defined by Rule 13d-3 or Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of securities of an investment advisor or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

Compensation Information

The Fund reimburses its Trustees for out-of-pocket expenses related to attending meetings. Trustees who are not employed by Blue Cross and/or Blue Shield Plans, or any subsidiaries or affiliates thereof, are paid $500 for participation in each regular meeting and $150 for participation in each telephonic meeting. The Fund does not pay any compensation to its other Trustees or to its Officers for acting in such capacities. No director, officer or employee of BlackRock Advisors, LLC, Merganser Capital Management, LLC, BNY Mellon Inc. Investment Servicing, BNY Mellon or Foreside Fund Services, LLC is eligible to serve as a Trustee or Officer of the Fund. The Trustees and Officers of the Fund in their individual capacities own none, and cannot own any, of the Fund’s Participation Certificates. For the year ended December 31, 2015, a total of $ 28,239 was paid by the Fund for Trustee meeting expenses.

Name of Person, Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees
David A. Cote	$0	$0	$0	$0
W. Dennis Cronin	$0	$0	$0	$0
John F. Giblin	$0	$0	$0	$0
Robert J. Kolodgy	$0	$0	$0	$0
Alan Krigstein	$0	$0	$0	$0
Jeffery T. Leber	$0	$0	$0	$0
Gerard T. Mallen	$0	$0	$0	$0
Vincent P. Price	$0	$0	$0	$0
Cynthia M. Vice	$0	$0	$0	$0

For the fiscal year ended December 31, 2015, the Fund did not pay any remuneration to, or accrue any retirement benefits for, any of its Trustees or Officers.

Investment Advisor and Service Agent

The services BALLC provides as investment advisor are described briefly in the Prospectus.  BALLC supervises the sales of portfolio securities, and places orders for such transactions. As service agent for the Portfolios, BALLC maintains financial and other books and records, including appropriate journals and ledgers; verifies trade tickets; calculates weighted average maturity, dividends and yields; prepares unaudited financial statements; prepares or assists in the preparation of regulatory filings; computes net asset value and the market value of assets of the Portfolios; prepares reports to the Board of Trustees of the Fund; and performs related administrative services. BALLC agrees to abide by applicable legal requirements in providing these services. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (US) Inc.

For the services provided and expenses assumed by it with respect to the Government/REPO Portfolio and the Money Market Portfolio, BALLC is entitled to receive a fee, computed daily and payable monthly, at the following annual rates:

Annual Fee	Each Portfolio’s Annual Net Assets
0.20%	of the first $250 million
0.15%	of the next $250 million
0.12%	of the next $250 million
0.10%	of the next $250 million
0.08%	of amounts in excess
of $1 billion.

For the years ended December 31, 2013, 2014 and 2015 BALLC (and/or the Fund’s former investment advisor) was paid $0, $3,484 and $2,665 respectively, net of $284,293, $244,068 and $122,411 waived fees and/or reimbursed expenses payable as investment advisor and service agent for the Government/REPO Portfolio. For the same periods, BALLC was paid fees of $692,008, $503,595 and $244,086 respectively, net of $526,009, $549,400 and $509,028 waived fees, as investment advisor and service agent for the Money Market Portfolio.

Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) acts as custodian of the Fund’s assets. BNY Mellon earns fees from the Fund for serving in this capacity. BNY Mellon has its principal offices at One Wall Street, New York, NY 10286. As custodian, BNY Mellon, among other things, collects income of and payments to the Fund; consents and other authorizations for the Fund; delivers, releases and exchanges securities held for the Fund when necessary; makes payments of cash to, or for the account of, each Portfolio for the purchase of securities for each Portfolio, for the redemption of Participation Certificates, and for the payment of interest, dividends, taxes and management fees; and furnishes the Fund with various confirmations, summaries and reports. BNY Mellon is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that BNY Mellon remain responsible for the performance of its duties under the Custodian Agreement and hold the Fund harmless for the acts and omissions of any bank or trust company serving as sub-custodian. For the services provided and expenses assumed by BNY Mellon as custodian, BNY Mellon is entitled to receive a fee, computed daily and payable monthly, at the following annual rates:

Annual Fee	Fund’s Average Annual Gross Assets
0.009%	of the first $500 million
0.008%	of amounts in excess of $500 million

with an annual minimum of $25,000 per Portfolio, excluding global fees, transaction charges and out-of-pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) has been retained to act as transfer agent for the Portfolios.  BNY Mellon Investment Servicing has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809.  As transfer agent, BNY Mellon Investment Servicing, among other things, issues and redeems Participation Certificates, processes dividends, prepares various communications to Participation Certificate holders, answers correspondence from Participation Certificate holders, keeps records of the accounts of each Participation Certificate holder and prepares and submits various reports to the Fund. For the services provided and expenses assumed by BNY Mellon Investment Servicing as transfer agent for the Portfolios, BNY Mellon Investment Servicing is entitled to receive a fee, computed daily and payable monthly, equal to $15.00 per master account and sub-account per Portfolio per year, fees will not be prorated. Any part of a month for which services are provided will be billed as a full month, plus $1.00 for each master account purchase or redemption transaction, plus $5.00 for each outgoing wire of Federal funds, provided that the minimum annual fee payable to BNY Mellon shall be $5,000, excluding out-of-pocket expenses and miscellaneous fees.

Distributor

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as the principal underwriter) of the Participation Certificates of the Fund.  The Distributor is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The Distributor is not affiliated with the Fund or any of its service providers, except that Foreside Fund Officer Services, LLC provides compliance services to the Fund as described herein under “Compliance Services” and Foreside Management Services, LLC provides the Fund’s principal financial officer as described under “Principal Financial Officer.” Each of the Distributor, Foreside Fund Officer Services, LLC and Foreside Management Services, LLC are wholly-owned subsidiaries of Foreside Financial Group, LLC.

Under a Distribution Agreement with the Fund dated as of January 7, 2014 (the “Distribution Agreement”), during the continuous public offering of the Participation Certificates of the Fund, the Distributor shall use commercially reasonable efforts to assist with the distribution and sale of the Participation Certificates.  The Distributor continually distributes Participation Certificates of the Fund on a best efforts basis.  The Distributor has no obligation to sell any specific quantity of Fund Participation Certificates. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

The Distributor does not receive compensation from the Fund for its distribution services.  Fees for the Distributor’s distribution services to the Fund are paid by the Administrator.

The Distribution Agreement has an initial term of up to two years and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees of the Fund or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Fund or the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Compliance Services

Under a Fund Chief Compliance Officer Agreement (the “Compliance Agreement”) with the Fund and Foreside Fund Officer Services, LLC (“FFOS”), Foreside provides compliance services (the “Compliance Services”) to the Fund by making available a senior compliance professional who serves as Chief Compliance Officer to the Fund (“CCO”).  Foreside receives a fee from the Fund for the Compliance Services provided, which is paid monthly in arrears.  The Compliance Agreement continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Fund’s Board of Trustees or by Foreside on 60 days written notice to the other party.

Under the Compliance Agreement, Foreside is not liable to the Fund or its Participation Certificate holders for any act or omission, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, Foreside and certain related parties (such as Foreside’s officers and persons who control Foreside) are indemnified by the Fund against any and all claims and expenses related to Foreside’s actions or omissions, except for any act or omission resulting from the Foreside’s willful misfeasance, bad faith, or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Foreside Management Services, LLC

Pursuant to a Fund CFO/Treasurer Agreement with the Fund that was executed on June 22, 2015, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides Fund Treasurer and Principal Financial Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Administrator

BCS Financial Services Corporation (the “Administrator”), a wholly-owned subsidiary of BCS Financial Corporation, which has its principal office at 2 Mid America Plaza, Suite 200, Oakbrook Terrace, Illinois 60181, serves as the Fund’s Administrator. The Administrator is owned by the Licensees.  Ms. Pickar and Mr. Hudson, Officers of the Fund, are employed by BCS Financial Corporation. As described below, the Fund compensates the Administrator for administrative services provided to the Fund.  The Trustees oversee the fees paid by the Fund to service providers, including the Administrator.

Subject to the supervision and control of the Fund’s Board of Trustees, the Administrator assists in supervising all aspects of the Fund’s operations, other than investment advisory functions, services to be performed by the Fund’s custodian, services to be performed by the Fund’s service agent, and services to be performed by the Fund’s distributor.

Without limiting the generality of the foregoing, the Administrator is required to provide the following services, among others, to the Fund: (i) oversight and coordination of the performance of each of the Fund’s service providers; (ii) furnishing the Fund with adequate office facilities, utilities, office equipment and related services; (iii) receiving and processing applications from present and prospective investors in the Fund; (iv) providing general ongoing business management and support services in connection with the Fund’s operations; (v) preparing for review by officers of the Fund and its service providers documents to be filed with the SEC and coordinating printing and distribution thereof; (vi) monitoring, and assisting in developing, compliance policies and procedures for the Fund; (vii) monitoring the Fund’s expenses; (viii) oversight of the preparation and filing of required tax returns of the Fund and the Portfolios; (ix) maintaining the website of the Fund; and (x) with respect to the Fund and each Portfolio thereof, providing oversight and related support services that are intended to insure the delivery of quality service to all Participation Certificate holders.

For its administrative services, the Administrator is entitled to receive a fee from the Fund calculated daily and paid monthly at an annual rate not to exceed 0.05% of the average daily net assets. For the years ended December 31, 2013 2014 and 2015 the Administrator was paid $19,705, $ 0 and $279 respectively, net of $ 49,885, $ 61,888 and $ 31,000 waived fees, and for the year ended December 31, 2013, 2014 and 2015 reimbursed the Fund for $8,711, $ 28,062 and $ 14,373 of expenses under its agreement with the Fund as administrator for the Government/REPO Portfolio. For the same periods the Administrator was paid fees of $ 314,776, $ 223,579 and $ 168,586 respectively, net of $ 83,514, $ 100,747 and $ 42,147 waived fees as administrator for the Money Market Portfolio.

Fee Waivers and Expense Reimbursement

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government/REPO Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of average daily net assets; (ii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio; and (iii) BALLC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BALLC and the Administrator cannot terminate the foregoing additional fee waivers prior to May 1, 2017 without the consent of the Board of Trustees of the Fund.

For the Government/REPO Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would be not less than 0.01%. The Administrator has agreed that if after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day.  BALLC has further agreed that if for any day, after giving effect to the other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the the Administrator fee waiver, the portfolio yield for such day would be not less than 0.01%. BALLC has agreed that if after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BALLC and the Administrator cannot terminate this portfolio yield fee waiver prior to May 1, 2017 without the consent of the Board of Trustees of the Fund.

Expenses

The Fund’s ordinary operating expenses generally consist of fees for legal, accounting and other professional services, rating agency fees, fees of BALLC, The Bank of New York Mellon, BNY Mellon Investment Servicing, Foreside Compliance Services, LLC and the Administrator, costs of Federal and state registrations and related distributions to Participation Certificate holders, certain insurance premiums as well as the costs associated with maintaining corporate existence. Other costs include taxes, brokerage fees, interest and extraordinary expenses. For the year ended December 31, 2015, expense ratios were 0.07% for the Government/REPO Portfolio and 0.17% for the Money Market Portfolio. Without the waiver of a portion of the advisory, administrator and service agent fees, the ratio of expenses to average daily net assets would have been 0.34% for the Government/REPO Portfolio and 0.31% for the Money Market Portfolio.

ADDITIONAL INFORMATION CONCERNING FEDERAL INCOME TAXES

The following summarizes certain additional federal income tax considerations generally affecting the Portfolios and holders of Participation Certificates that are not described in the Fund’s Prospectus relating to the Portfolios. No attempt is made to present a detailed explanation of the tax treatment of a Portfolio or holders of Participation Certificates or possible legislative changes. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are therefore advised to consult their own tax advisor regarding the effects of an investment in the Portfolios on their own tax situation, including the application of state, local and other tax laws to their particular situation.

The Portfolios met the requirements for being a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), in the last taxable year and intend to continue to meet these requirements in future taxable years. In order to so qualify for a taxable year, a Portfolio must distribute at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income for the year, derive at least 90% of its gross income for the year from certain qualifying sources and comply with certain diversification requirements. A 4% nondeductible excise tax is imposed on regulated investment companies that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Portfolio does not qualify for tax treatment as a regulated investment company, all of that Portfolio’s taxable income will be subject to tax at regular corporate rates without any deduction for distributions to holders of Participation Certificates of the Portfolio. In such event, dividend distributions to holders of Participation Certificates of the Portfolio would be taxable as ordinary income to the extent of that Portfolio’s earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders and qualified dividend income treatment in the case of non-corporate shareholders.

Each Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 28% of all distributions and gross proceeds paid to a Participation Certificate holder which has failed to provide a correct taxpayer identification number in the manner required, is subject to withholding by the Internal Revenue Service, or has failed to certify to the Fund that it is not subject to backup withholding when required to do so or that it is exempt from backup withholding.

Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income tax, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Portfolios and holders of Participation Certificates under such laws may differ from the treatment under federal income tax laws. Holders of Participation Certificates are advised to consult their tax advisors concerning the application of state and local taxes.

Although each Portfolio does not expect to realize long-term capital gains, net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses will be distributed at least annually. A Portfolio will generally have no tax liability with respect to such gains that are distributed, and the distributions will be taxable to holders of Participation Certificates of a Portfolio as long-term capital gains, regardless of how long a holder has held a Portfolio’s Participation Certificates. Such distributions will be reported as a capital gain dividend in a written notice furnished by a Portfolio to holders of its Participation Certificates. Any net investment income and any net short-term capital gains earned by a

Portfolio will be distributed to holders of its Participation Certificates. Each Portfolio will be taxed on any undistributed investment company taxable income of that Portfolio. To the extent the net investment income and net short-term capital gains of a Portfolio is distributed by the Portfolio (whether in cash or additional shares), it will be taxable to holders of Participation Certificates of such Portfolio as ordinary income. Neither Portfolio anticipates that its distributions will be qualified dividend income or eligible for the dividends received deduction.

When a holder of Participation Certificates sells, redeems or exchanges their Participation Certificates, it is generally considered a taxable event for the holder. Depending on the purchase price and the sale price of the Participation Certificates the holder sells, redeems or exchanges, the holder may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the holder held their Participation Certificates for more than one year. If the holder held their Participation Certificates for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Because each Portfolio currently seeks to maintain a stable NAV per Participation Certificate, it is unlikely that a holder will have a capital gain or loss when the holder sells, redeems or exchanges their Participation Certificates.  However, upon the implementation by the Money Market Portfolio of a floating NAV, as discussed above, holders of Participation Certificates of the Money Market Portfolio may recognize a taxable gain or loss upon the sale, exchange or redemption of their Participation Certificates.  Each holder of Participation Certificates is responsible for any tax liabilities generated by their transactions.

Under proposed regulations, shareholders of a floating NAV money market fund may elect a simplified method for determining their gain or loss on fund shares.  This simplified method is called the NAV method.  Under the NAV method, gain or loss on fund shares is not computed on every sale or redemption.  Instead, gain or loss is based on the aggregate value of the shareholder’s fund shares during the computation period.  A shareholder’s gain or loss generally equals (i) the aggregate fair market value of the shareholder’s shares in the fund at the end of the computation period, (ii) minus the aggregate fair market value of the shareholder’s shares at the end of the prior computation period, (iii) minus the shareholder’s “net investment” in the fund for the computation period.  A shareholder’s net investment is the aggregate cost of fund shares purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of fund shares during the same period.  The computation period may be the shareholder’s taxable year or a shorter period, as long as all computation periods are approximately equal in length and contain days from only one taxable year and every day during the taxable year falls within one and only one computation period.  Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss.  Although the proposed regulations do not apply until they are finalized, the proposed regulations permit taxpayers to rely on the proposed regulations until the regulations are finalized for taxable years ending on or after July 28, 2014.  It is currently unclear when the regulations will be finalized.  Holders of Participation Certificates of the Money Market Portfolio should consult their own tax adviser to determine if the NAV method is appropriate for their individual circumstances.

The foregoing discussion is based on federal income tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

DIVIDENDS

Net income of each Portfolio for dividend purposes will consist of (i) interest accrued and dividends earned (including both original issue and market discount) less amortization of any premium, (ii) plus or minus all realized short-term gains and losses, if any, attributable to such Portfolio including such Portfolio’s pro rata share of the fees payable to, and the general expenses (for example, legal, accounting and Trustee’s fees) of, the Fund, prorated on the basis of relative net asset value of the Fund’s other Portfolios applicable to that period.

PERFORMANCE INFORMATION

Determination of Yield

From time-to-time, the Fund may quote the Government/REPO Portfolio and the Money Market Portfolio “yield” and “effective yield” in communications to Participation Certificate holders that are deemed to be advertising. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the Government/REPO Portfolio and the Money Market Portfolio refers to the income generated by an investment in the Portfolios over a seven-day period as identified in the communication. This income is then annualized. This means that the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested weekly. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. For the seven-day period ending December 31, 2015, the Money Market Portfolio average yield was 0.22% and the effective yield was 0.22%. For the same period the Government/REPO Portfolio average yield was 0.20% and the effective yield was 0.20%.

The yield of the Government/REPO Portfolio and the Money Market Portfolio was positively affected by fee waivers. (See “Investment Advisor and Service Agent,” “Administrator” and “Fee Waivers and Expense Reimbursement” under “Management of the Fund”).

ADDITIONAL DESCRIPTION CONCERNING VOTING OF PARTICIPATION CERTIFICATES

The Fund’s Amended and Restated Articles of Incorporation provide that on any matter submitted to a vote of Participation Certificate holders, all Participation Certificates, irrespective of class, shall be voted in the aggregate and not by class except that (i) as to a matter with respect to which a separate vote of any class is required by the Investment Company Act or the General Corporation Law of the State of Maryland, such requirements as to a separate vote by that class shall apply in lieu of the aggregate voting as described above, and (ii) as to a matter which does not affect the interest of a particular class, only Participation Certificate holders of the affected class shall be entitled to vote thereon.

Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted by the provisions of such Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a “majority” of the outstanding Participation Certificates (as defined herein under “Miscellaneous”) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical or that the matter does not affect any interest of such class. However, Rule 18f-2 exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of Rule 18f-2.

The chart below sets forth those Participation Certificate holders each of which owned of record or beneficially 5% or more of the outstanding Participation Certificates of a Portfolio as of March 31, 2016.

Participation Certificate holder	Percent of Participation Certificates Owned of Government/REPO Portfolio	Percent of Participation Certificates Owned of Money Market Portfolio
Blue Cross Blue Shield of Alabama 450 Riverchase Parkway East Birmingham, AL 35298	N/A	14.06%

Blue Cross Blue Shield Association 225 North Michigan Avenue Chicago, Illinois 60601	95.58%	28.49%

Blue Shield of California 50 Beale Street San Francisco, CA 94105	N/A	10.11%

Highmark Health 120 Fifth Avenue Pittsburgh, PA 15222	N/A	9.22%

HTH RE Victoria Hall, 11 Victoria Street Hamilton, HM 11 Bermuda	N/A	9.05%

Blue Cross and Blue Shield of Kansas 1133 SW Topeka Blvd. Topeka KS 66629	N/A	12.14%

Blue Cross Blue Shield of South Carolina I-20 at Alpine Road Columbia, SC 29219	N/A	12.64%

Participation Certificate holders owning 25% or more of the outstanding Participation Certificates may be in control and be able to affect the outcome of certain matters presented for a vote of Participation Certificate holders. Blue Cross Blue Shield Association is organized under the laws of the State of Illinois.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP (“Deloitte”), with offices at 111 South Wacker Drive, Chicago, Illinois 60606 has been selected as the independent registered public accounting firm of the Fund for the year ending December 31, 2016.  Deloitte provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings.

COUNSEL

Vedder Price, P.C., 222 North LaSalle Street, Suite 2600, Chicago, Illinois 60601 is counsel for the Fund and the Independent Trustees.

MISCELLANEOUS

As used in the Prospectus and in this Statement of Additional Information, the term “majority,” when referring to the approvals to be obtained from Participation Certificate holders, means the vote of the holders of more than 50% of the Fund’s outstanding Participation Certificates of each class affected by the matter with respect to which the vote is being taken.

The Fund has chosen a calendar fiscal year.

Purchase orders for Participation Certificates of each of the Portfolios are accepted by the Fund’s Transfer Agent, which is located in King of Prussia, Pennsylvania.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto for the Portfolios contained in the Fund’s Annual Report dated December 31, 2015, are incorporated by reference into this Statement of Additional Information. The financial statements and notes thereto for the Portfolios contained in the Fund’s Annual Report for the years ended December 31, 2015, 2014, 2013, 2012 and 2011 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon also appears in such Annual Report and is also incorporated by reference herein.

APPENDIX — DESCRIPTION OF BOND AND COMMERCIAL PAPER RATINGS

The Fund may invest in securities which at time of purchase have ratings not lower than the following:

Type of Security	Rating Agency	Rating	Summary of Rating

Bond	Moody’s Investors Service, Inc. (“Moody’s”)	Aaa	Obligations rated Aaa are judged to be of highest quality, subject to the lowest level of credit risk.

Bond	Moody’s	Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

Bond	Standard & Poor’s Ratings Services, a Standard and Poor’s Financial Services LLC business (“S&P”)	AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

Bond	S&P	AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

Commercial Paper	Moody’s	P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Commercial Paper	S&P	A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong.

PART C

OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit

(a)(1)

Form of Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 18, 1996 (“PEA No. 13”))

(a)(2)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(a) of PEA No. 13)

(a)(3)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(b) of PEA No. 13)

(a)(4)

Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a) (4) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 17, 2006 (“PEA No. 24”))

(a)(5)

Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2009 (“PEA No. 27”))

(a)(6)

Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on March 1, 2012 (“PEA No. 33”))

(b)

Bylaws of Registrant as Amended and Restated on March 19, 2015 (incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2015 (“PEA No. 46”))

(c)	Not applicable

(d)(1)

Form of Investment Advisory and Service Agreement for the Money Market Portfolio (incorporated by reference to Exhibit (d) (1) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A No 002-99584 as filed with the SEC on December 2, 2011 (“PEA No. 32”))

(d)(2)	Form of Investment Advisory Agreement and Service Agreement for the Government/REPO Portfolio (incorporated by reference to Exhibit (d) (2) of PEA No. 32)

(d)(3)

Form of Fee Waiver Agreement for Government/REPO Portfolio (incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on October 18, 2013 (“PEA No. 41”))

Exhibit No.	Description of Exhibit

(d)(4)	Form of Fee Waiver Agreement for Money Market Portfolio (incorporated by reference to Exhibit (d)(4) of PEA No. 41)

(d)(5)	Form of Fee Waiver Agreement for Government/REPO Portfolio and Money Market Portfolio (incorporated by reference to Exhibit (d)(5) of PEA No. 41)

(d)(6)	Form of Investment Advisory Agreement for the Ultrashort Duration Government Portfolio (incorporated by reference to Exhibit (d)(6) of PEA No. 41)

(d)(7)	Form of Investment Advisory Agreement for the Ultrashort Duration Bond Portfolio (incorporated by reference to Exhibit (d)(7) of PEA No. 41)

(d)(8)	Form of Fee Waiver Agreement for the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (incorporated by reference to Exhibit (d)(8) of PEA No. 41)

(e)

Form of Distribution Agreement (incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2014 (“PEA No. 42”))

(f)	Not applicable

(g)(1)	Form of Transfer Agency Agreement (incorporated by reference to Exhibit 8(a) of PEA No. 13)

(g)(2)	Form of Custody Agreement (incorporated by reference to Exhibit (g)(2) of PEA No. 33)

(g)(3)	Form of Transfer Agency and Shareholder Services Agreement (incorporated by reference to Exhibit (g)(3) of PEA No. 33)

(h)(1)	Form of Administration and Accounting Services Agreement (incorporated by reference to Exhibit (h)(3) of PEA No. 33)

(h)(2)	First Amendment to the Administration and Accounting Services Agreement (incorporated by reference to Exhibit (h) (2) of PEA No. 46)

(h)(3)	Powers of Attorney (filed herein)

(i)	Opinion of Counsel (incorporated by reference to Exhibit (i) of PEA No. 46)

(j)	Consent of Deloitte & Touche LLP (filed herein)

(k)	Not applicable

(l)(1)	Subscription agreement (incorporated by reference to Exhibit 13 of PEA No. 13)

(l)(2)	Subscription agreement (incorporated by reference to Exhibit (l)(2) to PEA No. 33)

Exhibit No.	Description of Exhibit

(m)	Not applicable

(n)	Not applicable

(o)	Not applicable

(p)	Code of Ethics (incorporated by reference to Exhibit (p) to PEA No. 33)

Item 29. Persons Controlled by or Under Common Control with Fund

None

Item 30. Indemnification

Under Article IX of the Registrant’s Articles of Incorporation, any Trustee, Officer, employee or agent of the Registrant is indemnified to the fullest extent permitted by the General Corporation Law of the State of Maryland from and against any and all of the expenses and liabilities reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Trustee, Officer, employee or agent of the Registrant. This provision does not authorize indemnification when it is determined that such Trustee, Officer, employee or agent would otherwise be liable to Registrant or its Participation Certificate holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties (collectively, “Disabling Conduct”).

The Registrant shall use reasonable and fair means to determine whether such indemnification shall be made. The determination that a person to be indemnified is not liable to the Registrant or its Participation Certificate holders by reason of Disabling Conduct, and therefore eligible for indemnification, shall be determined by (i) a final decision on the merits by a court or other body before whom such proceeding is brought or (ii) after their review of the facts, by vote of a majority of a quorum of Trustees who are neither “interested persons” (as defined in the Investment Company Act) nor parties to the proceeding (a “Disinterested Majority”) or by independent counsel in a written opinion to the Registrant. The Registrant’s indemnification policy permits the Registrant to advance attorneys’ fees or other expenses incurred by its Trustees, Officers, employees or agents in defending such a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is determined ultimately that he is entitled to indemnification. As a condition to such advance (i) the indemnities shall provide a security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a Disinterested Majority, or an independent legal counsel in a written opinion to the Fund, shall determine, based on a review of readily available facts to the Fund, that there is reason to believe that the indemnities ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor

BlackRock Advisors, LLC (“BALLC”) performs investment advisory services for Registrant and certain other investment companies and accounts. The information required by this Item 31 with respect to each director, officer and partner of BALLC is incorporated by reference to Schedules A and D of Form ADV filed by BALLC with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (SEC File No. 801-13304).

Merganser Capital Management, LLC (“Merganser”) performs investment advisory services for Registrant and certain other investment companies and accounts. The information required by this Item 31 with respect to each director, officer and partner of Merganser is incorporated by reference to Schedules A and D of Form ADV filed by Merganser with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57541).

Item 32. Principal Underwriters

Item 32(a)                                      Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.              ABS Long/Short Strategies Fund

2.              Absolute Shares Trust

3.              AdvisorShares Trust

4.              American Beacon Funds

5.              American Beacon Select Funds

6.              Archstone Alternative Solutions Fund

7.              Ark ETF Trust

8.              Avenue Mutual Funds Trust

9.              BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios

10.       BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios

11.       Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust

12.       Bridgeway Funds, Inc.

13.       Calamos ETF Trust

14.       Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust

15.       Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

16.       Context Capital Funds

17.       CornerCap Group of Funds

18.       Corsair Opportunity Fund

19.       Direxion Shares ETF Trust

20.       Evanston Alternative Opportunities Fund

21.       Exchange Listed Funds Trust

22.       FEG Absolute Access Fund I LLC

23.       FlexShares Trust

24.       Forum Funds

25.       Forum Funds II

26.       FQF Trust

27.       FSI Low Beta Absolute Return Fund

28.       Gottex Trust

29.       Henderson Global Funds

30.       Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)

31.       Horizons ETF Trust

32.       Infinity Core Alternative Fund

33.       Ironwood Institutional Multi-Strategy Fund LLC

34.       Ironwood Multi-Strategy Fund LLC

35.       John Hancock Exchange-Traded Fund Trust

36.       Little Harbor Multistrategy Composite Fund

37.       Lyons Funds

38.       Manor Investment Funds

39.       Miller/Howard Funds Trust

40.       Montage Managers Trust

41.       Palmer Square Opportunistic Income Fund

42.       PENN Capital Funds Trust

43.       Performance Trust Mutual Funds, Series of Trust for Professional Managers

44.       Pine Grove Alternative Fund

45.       Pine Grove Alternative Institutional Fund

46.       Plan Investment Fund, Inc.

47.       PMC Funds, Series of Trust for Professional Managers

48.       Precidian ETFs Trust

49.       Quaker Investment Trust

50.       Ramius Archview Credit and Distressed Feeder Fund

51.       Ramius Archview Credit and Distressed Fund

52.       Recon Capital Series Trust

53.       Renaissance Capital Greenwich Funds

54.       Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

55.       Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

56.       Salient MF Trust

57.       SharesPost 100 Fund

58.       Sound Shore Fund, Inc.

59.       Steben Alternative Investment Funds

60.       Steben Select Multi-Strategy Fund

61.       The 504 Fund

62.       The Roxbury Funds

63.       TIFF Investment Program

64.       Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust

65.       TrimTabs ETF Trust

66.       Turner Funds

67.       U.S. Global Investors Funds

68.       West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)

69.       Wintergreen Fund, Inc.

70.       Wisdom Tree Trust

Item 32(b)                                      The following are the Officers and Managers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Item 32(c)                                       Not applicable.

Item 33. Location of Accounts and Records

	Location (To the extent known)	Types of Records
1.	BCS Financial Services Corporation 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181	Records relating to its functions as administrator. Minute Book, Bylaws and Amended and Restated Articles of Incorporation.

2.	BNY Mellon Investment Servicing (US) Inc. 760 Moore Road King of Prussia, PA 19406	Records relating to its functions as service agent and transfer agent.

3.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809	Records relating to its functions as investment advisor and service agent for the Government/REPO Portfolio and the Money Market Portfolio.

4.	Merganser Capital Management, LLC 99 High Street Boston, MA 02110	Records relating to its functions as investment advisor for the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio.

5.	The Bank of New York Mellon One Wall Street New York, NY 10286	Records relating to its function as custodian.

6.	Foreside Fund Officer Services, LLC 10 High Street, Suite 302 Boston, MA 02110	Records relating to provision of compliance services.

7.	Foreside Fund Services, LLC Three Canal Plaza Portland, ME 04101	Records relating to its function as fund distributor.

8.	Foreside Management Services, LLC 10 High Street, Suite 302 Boston, MA 02110	Records relating to provision of treasurer services.

Item 34. Management Services

Disclosed in Part A

Item 35. Undertakings

The Fund undertakes to furnish each person to whom a prospectus has been delivered with a copy of its latest annual report to Participation Certificate holders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Plan Investment Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No.  50 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No.  50 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Oakbrook Terrace, State of Illinois, on the 29th day of April, 2016.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Susan A. Pickar, President and Chief Executive Officer

ATTEST:

/s/ Alexander D. Hudson
Alexander D. Hudson, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 50 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Susan A. Pickar	President and Chief Executive Officer (Principal Executive Officer)	April 29, 2016
Susan A. Pickar

/s/ Christopher W. Roleke	Treasurer (Principal Financial and Accounting Officer)	April 29, 2016
Christopher W. Roleke

*David A. Cote	Trustee	April 29, 2016
David A. Cote

*W. Dennis Cronin	Trustee	April 29, 2016
W. Dennis Cronin

*Robert J. Kolodgy	Trustee	April 29, 2016
Robert J. Kolodgy

*Gerard T. Mallen	Trustee	April 29, 2016
Gerard T. Mallen

*Vincent P. Price	Trustee	April 29, 2016
Vincent P. Price

*Cynthia M. Vice	Trustee	April 29, 2016
Cynthia M. Vice

*Executed on behalf of the indicated Trustees by Susan A. Pickar, duly appointed attorney-in-fact.

By:	/s/ Susan A. Pickar
Susan A. Pickar,
Attorney-in-fact

EXHIBITS

(h)(3)	Powers of Attorney
(j)	Consent of Deloitte & Touche LLP